Securities - Summary of Allowance for Losses measured at FVOCI (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Disclosure of financial assets [line items]
Expected credit losses	$ 3,722	$ 2,044
Derecognised debt securities measured at FVOCI [member] | BARBADOS
Disclosure of financial assets [line items]
Expected credit losses	8
Stage 3 [member] | Debt securities measured at amortized cost [member]
Disclosure of financial assets [line items]
Provisions for credit loss	$ 14